Share Based Payments - Equity incentive plan - Non-vested share awards	6 Months Ended
Jun. 30, 2015
Share Based Payments - Equity incentive plan - Non-vested share awards [Abstract]
Share Based Payments - Equity incentive plan - Non-vested share awards
13. Share Based Payments - Equity incentive plan - Non-vested share awards

A summary of the activity for non-vested share awards for the six months ended June 30, 2015, is as follows:

	Number of Shares	Weighted Average Fair Value
Non-vested, December 31, 2014	348,500	$4.15
Granted	100,000	1.74
Non-vested, June 30, 2015	448,500	$3.85

The remaining unrecognized compensation cost amounting to $868,947 as of June 30, 2015, is expected to be recognized over the remaining weighted average period of 0.9 years, according to the contractual terms of those non-vested share awards.